SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments, Loan receivables and Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments
Impairment loss	¥ 3,208	¥ 0	¥ 0
Inventories
Estimated useful life of small appliances and bedding	1 year